Provisions - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 51.8
Additional provision in the period	1.0
Release of provision	(0.6)
Utilization of provision	(10.3)
Foreign exchange	0.6
Other provisions at end of period	42.5
Current	36.4	€ 45.7
Non-current	6.1	6.1
Provisions	42.5	€ 51.8
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	12.9
Additional provision in the period	0.4
Release of provision	0.0
Utilization of provision	(6.0)
Foreign exchange	0.0
Other provisions at end of period	7.3
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	6.6
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	6.6
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	32.3
Additional provision in the period	0.6
Release of provision	(0.6)
Utilization of provision	(4.3)
Foreign exchange	0.6
Other provisions at end of period	€ 28.6